PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Schedule of property and equipment

	December 31, 2024	December 31, 2023
Furniture and Fixtures	$132,018	$132,018
Tools and Equipment	1,569,034	1,291,673
Leasehold Improvements	298,004	298,004
Construction in Progress	2,099,493
Internal Use Software	381,441	381,441
	4,479,990	2,103,136
Accumulated Depreciation	(1,708,211)	(1,376,629)
Property, Equipment and Software, net	$2,771,779	$726,507

	December 31, 2024	December 31, 2023
Internal Use Software consisted of the following:
Internal Use Software	$381,441	$381,441
Accumulated depreciation	(225,429)	(133,149)
Internal Use Software, net	$156,012	$248,292

	December 31, 2024	December 31, 2023
Depreciation Expense:
Property and equipment, excluding internal use software	$239,302	$315,686
Internal Use Software amortization expense	92,280	84,328

Schedule of estimated future depreciation expense of software

Calendar Year	Amount
2025	$1,644,362
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,043,996

Calendar Year	Amount
2025	$2,192,484
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,592,118

Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Schedule of estimated future depreciation expense of software

2025	$97,340
2026	58,672
2027	—
$156,012